Own Work Capitalized - Summary of Detailed Information About Own Work Capitalized (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Own Work Capitalized [Abstract]
Cost of materials	€ 689	€ 1,995	€ 4,073
Personnel expenses	665	1,906	3,921
Depreciation and Amortization	112	287	802
Other operating expenses	101	427	579
Total	€ 1,567	€ 4,615	€ 9,375